Average Annual Total Returns - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIP Disciplined Small Cap Portfolio	Apr. 29, 2024
VIP Disciplined Small Cap Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.96%
Past 5 years	11.83%
Past 10 years	7.49%
VIP Disciplined Small Cap Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.83%
Past 5 years	11.70%
Past 10 years	7.38%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	20.67%
Past 5 years	11.54%
Past 10 years	7.21%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%